Earnings per share (Tables)	12 Months Ended
Sep. 30, 2022
Earnings per share
Summary of earnings per share

		Weighted
		average
		number of	Per share
Basic EPS	Earnings	shares	amount
	$		$
2022	65,075,506	121,161,250	0.5371
2021	(271,729,101)	68,326,365	(3.9769)
2020	(568,319)	59,260,796	(0.0096)

Diluted EPS

2022	65,075,506	121,929,892	0.5337